Vessels in Operation	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels in Operation

3.       Vessels in Operation

	Vessel Cost, as adjusted for Impairment charges	Accumulated Depreciation	Net Book Value
As of January 1, 2020	$1,306,936	$(151,350)	$1,155,586

Additions	41,710	—	41,710
Disposals	(7,058)	—	(7,058)
Depreciation	—	(41,158)	(41,158)
Impairment loss	(43,803)	35,306	(8,497)
As of December 31, 2020	$1,297,785	$(157,202)	$1,140,583

Additions	102,226	—	102,226
Disposals	(23,167)	14,445	(8,722)
Depreciation	—	(21,445)	(21,445)
As of June 30, 2021	$1,376,844	$(164,202)	$1,212,642

On June 30, 2021, the Company sold La Tour for net proceeds of $16,514, and the vessel was released as collateral under the Company’s new $236,200 senior secured loan facility with Hayfin Capital Management, LLP (the “New Hayfin Credit Facility”). The net gain from the sale of vessel was $7,770.

On May 25, 2021, the Company took delivery of a 2001-built, 6,008 TEU containership, tbr GSL Melita for a purchase price of $15,500.

On May 17, 2021, the Company took delivery of a 2001-built, 6,008 TEU containership, GSL Tegea for a purchase price of $15,500.

On April 28, 2021, the Company took delivery of a 2000-built, GSL Violetta, and a 2001-built, tbr GSL Maria, 6,008 TEU containerships, for a purchase price of $17,300 and $16,600, respectively. The charters of these vessels resulted in an intangible liability of $3.05 million that was recognized and will be amortized over the remaining useful life of the charters.

On April 26, 2021, the Company took delivery of a 2000-built, GSL Arcadia, and a 2001-built, tbr GSL Dorothea (renamed on July 16, 2021), 6,008 TEU containerships, for a purchase price of $18,000 and $15,500, respectively.

On July 20, 2020, the Company sold Utrillo for net proceeds of $3,411, and the vessel was released as collateral under the Company’s 2022 Notes and Citi Credit Facility.

On July 3, 2020, the Company sold GSL Matisse for net proceeds of $3,441, and the vessel was released as collateral under the Company’s 2022 Notes and Citi Credit Facility.

On February 21, 2020, the Company took delivery of a 2002-built, 6,840 TEU containership, GSL Nicoletta for a purchase price of $12,660.

On January 29, 2020, the Company took delivery of a 2002-built, 6,840 TEU containership, GSL Christen for a purchase price of $13,000.

3.       Vessels in Operation (continued)

Impairment

During the three months ended March 31, 2020, the Company determined that the vessels Utrillo and GSL Matisse should be divested. As of March 31, 2020, the Company had an expectation that the vessels would each be sold before the end of their estimated useful life, and as a result an impairment test of each of the specific asset groups was performed, recognizing an impairment loss of $7,585. As of June 30, 2020, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360 for the classification of the vessels GSL Matisse and Utrillo as “held for sale” were met. The difference between the estimated fair value less cost to sell both vessels and their carrying value (including the unamortized balance of dry-docking cost of $38), amounting to $912, was recognized during the three months ended June 30, 2020 under the line item “Impairment of vessels”. An impairment loss of $8,497 has been recognized under the line item “Impairment of vessels” in the interim unaudited condensed Consolidated Statements of Operations for the six months ended June 30, 2020.

The Company has evaluated the impact of current economic situation on the recoverability of all its other vessel groups and has determined that there were no events or changes in circumstances which indicated that their carrying amounts may not be recoverable. Accordingly, there was no triggering event during the six months ended June 30, 2021.

Collateral

As of June 30, 2021, following the sale of La Tour, 20 vessels were pledged as collateral under the new $236,200 senior secured loan facility with Hayfin Capital Management, LLP (the “New Hayfin Credit Facility”) that the Company entered into on January 7, 2021 (see note 4d) and 28 vessels were pledged as collateral under the Company’s other loan facilities. No vessels were unencumbered as of June 30, 2021.

Advances for vessel acquisitions and other additions

On February 9, 2021, the Company announced that it has agreed to purchase Seven Vessels for an aggregate purchase price of $116,000. Six out of the seven vessels were delivered during the second quarter of 2021, and the seventh one, was delivered during July 2021. In June 2021, the Company contracted to purchase Twelve Vessels for an aggregate purchase price of $233,890. The Twelve Vessels have been or expected to be delivered during the third quarter of 2021. As of June 30, 2021, advances for vessel acquisitions relating to the to be renamed GSL MYNY and the Twelve Vessels amounted to $25,817.

As of June 30, 2021, and December 31, 2020, the Company had other vessel additions mainly for ballast water treatments and totaling $1,828 and $1,364, respectively.